Goodwill and intangible assets - Assumption changes and experience adjustments (Details) - Present value of in-force long-term insurance business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Regulatory-driven changes	$ (56)	$ (98)
Future sharing of returns with policyholders on contracts with discretionary features	455	(141)
Other changes	$ (107)	$ (41)